Financial Instruments Risks - Sensitivity of the Economic Value SEV (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sensitivity Of The Economic Value Given A Variation Of 100 Basis Points [Abstract]
Closing	0.62%	0.95%
Minimum	0.62%	0.54%
Maximum	1.42%	1.34%
Average	1.00%	0.81%